Employee Benefits (Movement in Net Defined Benefit Assets Liabilities and in their Components) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Movement in net defined benefit assets (liabilities) [Line Items]
Balance as at the begining of the year	$ 432
Other movements:
Balance as at the end of the year	453	$ 432
Fair value of plan assets [Member]
Movement in net defined benefit assets (liabilities) [Line Items]
Balance as at the begining of the year	432	648
Income (costs) included in profit or loss:
Current service costs	0	0
Interest income (expenses)	20	12
Past service cost	0	0
Effect of movements in exchange rates, net	(6)	(32)
Included in other comprehensive income:
Actuarial profits (losses) deriving from changes in financial assumptions	0	0
Other actuarial gains	8	(147)
Change with respect to translation differences, net	12	(34)
Other movements:
Benefits received (paid)	(19)	(20)
Employer contribution	6	5
Balance as at the end of the year	453	432
Defined benefit obligation [Member]
Movement in net defined benefit assets (liabilities) [Line Items]
Balance as at the begining of the year	(664)	(993)
Income (costs) included in profit or loss:
Current service costs	(15)	(23)
Interest income (expenses)	(31)	(20)
Past service cost	(1)	0
Effect of movements in exchange rates, net	10	56
Included in other comprehensive income:
Actuarial profits (losses) deriving from changes in financial assumptions	24	230
Other actuarial gains	0	0
Change with respect to translation differences, net	(15)	43
Other movements:
Benefits received (paid)	39	43
Employer contribution	0	0
Balance as at the end of the year	(653)	(664)
Defined benefit obligation, net [Member]
Movement in net defined benefit assets (liabilities) [Line Items]
Balance as at the begining of the year	(232)	(345)
Income (costs) included in profit or loss:
Current service costs	(15)	(23)
Interest income (expenses)	(11)	(8)
Past service cost	(1)	0
Effect of movements in exchange rates, net	4	24
Included in other comprehensive income:
Actuarial profits (losses) deriving from changes in financial assumptions	24	230
Other actuarial gains	8	(147)
Change with respect to translation differences, net	(3)	9
Other movements:
Benefits received (paid)	20	23
Employer contribution	6	5
Balance as at the end of the year	$ (200)	$ (232)